UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one):     [  ] is a restatement

                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Warburg Pincus LLC
Address:  450 Lexington Avenue
          New York, NY 10017-3147

Form 13F File Number:  28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Arenare, Esq.
Title:     Managing Director and General Counsel
Phone:     (212) 878-0600


Signature, Place, and Date of Signing:

/s/ Scott A. Arenare     New York, NY     February 11, 2011
--------------------     ------------     -----------------

     [Signature]        [City, State]          [Date]

Report type (Check only one.):

[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this report manager are reported in this report.)

[ ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     $7,517,833
                                           (thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number           Name

          1          28-______________              Warburg Pincus & Co.


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



NAME OF                    TITLE OF              VALUE       SHRS OR    SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
ISSUER                     CLASS      CUSIP     (X$1000)     PRN AMT    PRN  CALL  DISCRETION    MANAGERS  SOLE   SHARED     NONE
-------------------------  ---------  ---------  ---------  ----------  ---  ----  ------------  --------  ----  ----------  ----
ALLOS THERAPEUTICS INC.    COM        019777101  120,434    26,124,430  SH         SHARED-OTHER  1               26,124,430

BRIDGEPOINT ED INC.        COM        10807M105  657,195    34,589,220  SH         SHARED-OTHER  1               34,589,220

BUILDERS FIRSTSOURCE INC.  COM        12008R107  48,161     24,447,425  SH         SHARED-OTHER  1               24,447,425

CHINA BIOLOGIC PRODS INC.  COM        16938C106  79,000     4,820,000   SH         SHARED-OTHER  1               4,820,000

EURAND N.V.                SHS        N31010106  310,034    26,207,452  SH         SHARED-OTHER  1               26,207,452

FIDELITY NATL
INFORMATION SV             COM        31620M106  1,121,729  40,953,968  SH         SHARED-OTHER  1               40,953,968

INSPIRE PHARM. INC.        COM        457733103  192,423    22,907,488  SH         SHARED-OTHER  1               22,907,488

INTERMUNE INC.             COM        45884X103  345,262    9,485,209   SH         SHARED-OTHER  1               9,485,209

MBIA INC.                  COM        55262C100  553,449    46,159,252  SH         SHARED-OTHER  1               46,159,252

NATIONAL PENN
BANCSHARES INC.            COM        637138108  84,016     10,462,810  SH         SHARED-OTHER  1               10,462,810

NUANCE COMM INC.           COM        67020Y100  1,189,573  65,433,052  SH         SHARED-OTHER  1               65,433,052

POLYPORE INTL INC.         COM        73179V103  590,133    14,488,896  SH         SHARED-OTHER  1               14,488,896

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PRIMERICA INC.             COM        74164M108  398,002    16,412,440  SH         SHARED-OTHER  1               16,412,440

RDA MICRO-
ELECTRONICS INC.           SPONS ADR  749394102  347,293    23,770,894  SH         SHARED-OTHER  1               23,770,894

7 DAYS GROUP HOLDINGS
LIMITED                    ADR        81783J101  170,459    8,002,773   SH         SHARED-OTHER  1               8,002,773

STERLING FINL CORP WASH    COM NEW    859319303  245,626    12,948,107  SH         SHARED-OTHER  1               12,948,107

SYNUTRA INTL INC.          COM        87164C102  53,800     4,000,000   SH         SHARED-OTHER  1               4,000,000

TARGA RES CORP             COM        87612G101  372,376    13,889,431  SH         SHARED-OTHER  1               13,889,431

VRINGO INC.                COM        92911N104  1,999      840,116     SH         SHARED-OTHER  1               840,116

WEBSTER FINL CORP CONN     COM        947890109  279,344    14,179,920  SH         SHARED-OTHER  1               14,179,920

WNS HOLDINGS LTD           SPONS ADR  92932M101  246,357    21,366,644  SH         SHARED-OTHER  1               21,366,644

WUXI PHARMATECH            SPONS
CAYMAN INC.                ADR SHS    929352102  42,849     2,654,839   SH         SHARED-OTHER  1               2,654,839

XUEDA ED GROUP             SPONS ADR  98418W109  68,319     6,062,000   SH         SHARED-OTHER  1               6,062,000

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